Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Detailed Information About Other Income and Expenses	2022 2021 Integration and restructuring related costs 46 43 Foreign exchange loss, net of related derivatives 31 42 Earnings of equity-accounted investees (247) (89) Bad debt expense 12 26 COVID-19 related expenses 8 45 Gain on disposal of investment (19) ‐ Project feasibility costs 79 50 Customer prepayment costs 42 45 Legal expenses 21 6 Consulting expenses 29 4 Employee special recognition award 61 ‐ Cloud computing transition adjustment ‐ 36 Other expenses 141 104 204 312